Note 3 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and equipment, net

Property and equipment consisted of the following:

	December 31,
	2016	2017

Office equipment	17	39
Laboratory equipment	49	104
Furniture	2	-
Motor vehicles	23	23
Leasehold improvements	13	13

	104	179
Less: accumulated depreciation	(24)	(56)

Property and equipment, net	80	123

Depreciation expenses for the years ended
December 31, 2015,
2016
and
2017
were
$10,
$18
and
$32,
respectively.